UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (15,696)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,033
Unrealized loss on foreign currency	1,127
Stock based compensation	850
Deferred income tax	(4,336)
Loss on disposition of subsidiary	612
Loss on disposition of assets	220
Provision for doubtful accounts	(687)
Changes in operating assets and liabilities:
Accounts receivable	32,245
Prepaid expenses and other current assets and prepaid expenses and other assets	(17,070)
Accounts payable	1,779
Deferred rent	(2,004)
Accrued compensation	1,494
Accrued expenses and other liabilities	(1,818)
Deferred revenue	(851)
Net cash used in operating activities	10,898
Investing activities:
Capital expenditures	(1,789)
Capitalization of internal-use software	(7,587)
Cash from acquired business, net	5,200
Cash of disposed subsidiary, less proceeds on disposition	(724)
Net cash used in investing activities	(4,900)
Financing activities:
Proceeds from issuance of common stock	35,000
Proceeds from exercise of stock options	581
Payments on revolving credit facilities	(1,304)
Net cash provided by financing activities	34,277
Effect of currency translation on cash and cash equivalents	(804)
Net change in cash	39,471
Cash - beginning of the period	106,126
Cash - end of the period	145,597
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net	1,186
Cash paid for interest	666
Non-cash investing and financing activities:
Accounts payable and accrued expenses related to property and equipment	988
Issuance of common stock for HuffPost Acquisition	$ 24,064